Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 30, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Numbers:  333-108394 and 811-21422

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Bramshill Income Performance Fund (the “Fund”), is Post-Effective Amendment No. 138 under the 1933 Act and Amendment No. 139 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to disclose the addition of a portfolio manager, the ability of the Fund to hold futures and options on futures and engage in securities lending, and a more detailed description of the types of preferred securities in which the Fund invests.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective on or after July 31, 2018, which coincides with the Fund’s annual update of its registration statement.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios

Enclosures